Financial Risk Management Objectives and Policies - Exposures to Foreign Currency Exchange Rate Risk (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and bank balances	¥ 6,039,471	$ 850,199	¥ 4,850,743
Financial liabilities	(11,942,406)	(1,681,177)	(10,657,530)
Trade and other payables	(9,475,529)	(1,333,905)	(8,374,724)
Foreign currency risk [Member] | Singapore dollar [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other receivables	1,700		1,504
Cash and bank balances	157,073		166,517
Financial liabilities	(1,565)		(202)
Trade and other payables	(7,568)		(5,064)
Net assets/(liabilities)	149,640	21,065	162,755
Foreign currency risk [Member] | Euro [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other receivables	13,686		7,328
Cash and bank balances	5,337		1,282
Trade and other payables	(13,689)		(11,586)
Net assets/(liabilities)	5,334	751	(2,976)
Foreign currency risk [Member] | USD [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other receivables	7,221		4,484
Cash and bank balances	18,162		26,521
Trade and other payables	(20,453)		(7,258)
Net assets/(liabilities)	4,930	694	23,747
Foreign currency risk [Member] | Others [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other receivables	377		218
Cash and bank balances	24,114		15,340
Trade and other payables	(12,795)		(2,579)
Net assets/(liabilities)	¥ 11,696	$ 1,646	¥ 12,979